Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 782,000
Previously Paid Amount	0.00
Total Fee Amount	107.99
Total Offset Amount	0.00
Net Fee	107.99
Narrative - Max Aggregate Offering Price	$ 782,000
Final Prospectus	true